Share-based payments - Disclosure of share-based payment expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	$ 164,733	$ 158,061
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	16,378	21,674
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	20,979	17,766
Share purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	127,983	115,287
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	$ (607)	$ 3,334